UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-772
                                   ------------


                            AXP EQUITY SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:    11/30
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Date of reporting period:   2/28
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

                               PORTFOLIO HOLDINGS
                                       FOR
                            AXP(R) EQUITY SELECT FUND
                                AT FEB. 28, 2005

Investments in Securities

AXP Equity Select Fund

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.4%)
Issuer                                         Shares               Value(a)

Broker dealers (3.0%)
Legg Mason                                    760,000              $61,286,400

Building materials & construction (1.4%)
Martin Marietta Materials                     482,800               27,847,904

Chemicals (2.0%)
Sigma-Aldrich                                 674,600               41,562,106

Computer hardware (1.9%)
Kronos                                         95,700(b)             5,343,888
Network Appliance                           1,134,400(b)            34,043,344
Total                                                               39,387,232

Computer software & services (17.9%)
Acxiom                                      1,450,000               32,625,000
Adobe Systems                                 255,500               15,777,125
Advent Software                               809,600(b)            14,297,536
BMC Software                                1,744,650(b)            26,082,518
Dendrite Intl                               2,095,500(b,f)          32,186,880
Digital River                                 490,200(b)            14,769,726
DST Systems                                   454,650(b)            21,591,329
Electronic Arts                               246,200(b)            15,877,438
F5 Networks                                   114,866(b)             6,327,968
Fair Isaac                                  1,039,200               35,124,959
Fiserv                                      1,083,200(b)            41,096,607
Juniper Networks                              717,700(b)            15,459,258
NAVTEQ                                        428,950(b)            18,745,115
Paychex                                     1,342,100               42,853,252
SunGard Data Systems                        1,290,950(b)            33,706,705
Total                                                              366,521,416

Electronics (6.7%)
American Power Conversion                   1,450,000               31,929,000
Broadcom Cl A                                 492,150(b)            15,871,838
KLA-Tencor                                    317,900(b)            15,707,439
Maxim Integrated Products                     528,850               22,751,127
Microchip Technology                        1,126,400               30,930,944
Novellus Systems                              717,150(b)            21,181,025
Total                                                              138,371,373

Energy (6.9%)
EOG Resources                                 370,000               33,714,400
Murphy Oil                                    351,600               35,174,064
Newfield Exploration                          377,800(b)            28,051,650
Pogo Producing                                476,400               23,157,804
XTO Energy                                    461,250               20,996,100
Total                                                              141,094,018

Energy equipment & services (5.0%)
BJ Services                                   418,150               20,890,774
ENSCO Intl                                    846,400               34,092,992
Nabors Inds                                   430,000(b,c)          24,682,000
Noble                                         392,800               22,417,096
Total                                                              102,082,862

Financial services (3.8%)
Advance America Cash
  Advance Centers                             236,000                4,797,880
CapitalSource                                 480,000(b,d)          11,040,000
Investors Financial Services                  720,000               36,086,400
T Rowe Price Group                            437,300               26,845,847
Total                                                               78,770,127

Health care products (13.5%)
Beckman Coulter                                69,250                4,878,663
Biogen Idec                                   778,950(b)            30,106,418
Biomet                                        902,100               38,086,662
Diagnostic Products                         1,200,000               54,755,999
Gilead Sciences                               320,000(b)            11,056,000
Invitrogen                                    520,000(b)            36,379,200
Kinetic Concepts                              504,500(b)            32,908,535
MedImmune                                     780,000(b)            18,782,400
St. Jude Medical                              536,900(b)            20,992,790
Techne                                        850,000(b)            28,976,500
Total                                                              276,923,167

Health care services (5.8%)
Express Scripts                               280,000(b)            21,081,200
Health Management
  Associates Cl A                           1,766,800               40,583,396
Lincare Holdings                              879,550(b)            35,692,139
Omnicare                                      625,200               21,563,148
Total                                                              118,919,883

Home building (0.1%)
Pulte Homes                                    28,200                2,200,164

Industrial services (4.6%)
Cintas                                        742,850               32,521,973
Fastenal                                    1,056,400               61,757,144
Total                                                               94,279,117

Lodging & gaming (0.5%)
GTECH Holdings                                230,000                5,370,500
Station Casinos                                84,600                5,155,524
Total                                                               10,526,024

Media (4.0%)
Catalina Marketing                          1,485,000               40,020,750
Univision Communications
  Cl A                                        807,600(b)            21,312,564
Westwood One                                  915,700(b)            19,998,888
Total                                                               81,332,202

Multi-industry (4.7%)
Danaher                                       580,000               31,418,600
Robert Half Intl                            1,580,500               46,103,185
Strayer Education                             186,400               19,715,528
Total                                                               97,237,313

Restaurants (5.5%)
Brinker Intl                                  546,800(b)            20,701,848
CBRL Group                                    499,100               21,366,471
Cheesecake Factory                          1,215,400(b,d)          41,360,062
Panera Bread Cl A                             145,800(b)             7,794,468
Starbucks                                     420,650(b)            21,793,877
Total                                                              113,016,726

See accompanying notes to investments in securities.

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1   --   AXP EQUITY SELECT FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                                         Shares                 Value(a)

Retail -- general (8.7%)
Advance Auto Parts                             79,000(b)            $3,980,020
Build-A-Bear Workshop                         645,537(b)            22,083,821
Staples                                       495,800               15,627,616
Whole Foods Market                            816,200               83,921,684
Williams-Sonoma                             1,553,700(b)            53,897,853
Total                                                              179,510,994

Textiles & apparel (2.4%)
Chico's FAS                                   573,900(b)            16,901,355
Coach                                         585,750(b)            32,526,698
Total                                                               49,428,053

Total common stocks
(Cost: $1,641,853,293)                                          $2,020,297,081

Short-term securities (1.4%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper (0.8%)
Falcon Asset Securitization
  03-10-05                2.28%            $5,100,000               $5,096,774
Preferred Receivables Funding
  03-08-05                2.21              5,000,000                4,997,540
Ranger Funding LLC
  03-11-05                2.30              6,800,000                6,795,222
Total                                                               16,889,536

U.S. government agencies (0.6%)
Federal Home Loan Mtge Corp Disc Nts
  03-15-05                2.34%            $1,900,000               $1,898,146
  03-16-05                2.36              3,900,000                3,895,921
  05-10-05                2.62              4,600,000                4,576,387
Federal Natl Mtge Assn Disc Nts
  03-17-05                2.37              1,200,000                1,198,661
  05-25-05                2.80                900,000                  894,023
Total                                                               12,463,138

Total short-term securities
(Cost: $29,353,059)                                                $29,352,674

Total investments in securities
(Cost: $1,671,206,352)(g)                                       $2,049,649,755

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2004.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2005, the value of foreign securities represented 1.2% of net assets.

(d)   At Feb. 28, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 0.4% of net assets is the Fund's cash equivalent position.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the three months ended Feb. 28, 2005 are as follows:

      Issuer              Beginning     Purchase        Sales          Ending      Dividend      Value(a)
                                          cost          cost            cost         cost         income
      Dendrite Intl      $34,217,780       $--       $9,062,137      $25,155,643      $--       $32,186,880

(g) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $1,671,206,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $439,143,000
      Unrealized depreciation                                      (60,699,000)
                                                                   -----------
      Net unrealized appreciation                                 $378,444,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP EQUITY SELECT FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6426-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP EQUITY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005